Share-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	$ 23	$ 14	$ 21
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Estimated Forfeiture Rate Non Officers	5.27%
Pretax compensation expense	$ 16	$ 12	$ 10
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 25
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 1 month 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 23.22	$ 24.14
Weighted Average Grant Date Fair Value	$ 20.92
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Related To Current Current Year Grants Per Year	$ 16
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option grant price as percent of market price	100.00%
Stock option contractual term	10 years
Weighted Average [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 20.92	$ 26.46	$ 20.75
Minimum | PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Award Payout Range	0.00%
Maximum | PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Award Payout Range	200.00%